JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
October 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”)
File No. 2-95973
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 315 (Amendment No. 316 under the Investment Company Act of 1940) filed electronically on September 28, 2020.
Please contact Anthony Geron at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary